Other assets and liabilities	12 Months Ended
Dec. 31, 2018
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Other assets and liabilities

Note 18 - Other assets and liabilities

a)	Other assets

	12/31/2018			12/31/2017
	Current	Non-current	Total	Current	Non-current	Total
Financial	62,390	12,700	75,090	46,718	12,850	59,568
Receivables from credit card issuers	36,491	0	36,491	32,073	—	32,073
Deposits in guarantee for contingent, provisions and legal obligations (Note 29)	1,455	12,079	13,534	1,520	11,892	13,412
Negotiation and intermediation of securities	15,400	255	15,655	6,202	18	6,220
Income receivable	3,155	5	3,160	2,843	106	2,949
Credit of Operations without credit granting characteristics, net amount	3,021	4	3,025	1,973	3	1,976
Insurance and reinsurance operations	899	356	1,255	1,224	10	1,234
Net amount receivables from reimbursement of provisions (Note 29d)	999	0	999	244	821	1,065
Deposits in guarantee for foreign borrowing program	970	1	971	639	—	639
Non-financial	7,969	1,313	9,282	9,373	1,820	11,193
Sundry foreign	995	9	1,004	1,847	29	1,876
Prepaid expenses	2,642	546	3,188	2,432	643	3,075
Sundry domestic	1,579	27	1,606	2,882	77	2,959
Plan assets post-employment benefits (Note 26e)	0	731	731	—	1,067	1,067
Other	2,753	0	2,753	2,212	4	2,216

b)	Other liabilities

	12/31/2018			12/31/2017
	Current	Non-current	Total	Current	Non-current	Total
Financial	95,639	1,790	97,429	85,928	15	85,943
Credit card operations	78,803	0	78,803	71,892	—	71,892
Negotiation and intermediation of securities	9,167	172	9,339	4,606	15	4,621
Foreign exchange portfolio	634	0	634	197	—	197
Other	7,035	1,618	8,653	9,233	—	9,233
Non-financial	24,931	1,079	26,010	24,186	2,176	26,362
Funds in transit	10,015	27	10,042	8,800	989	9,789
Collection and payment of taxes and contributions	476	0	476	325	—	325
Social and statutory	4,085	23	4,108	4,931	137	5,068
Deferred income	2,530	0	2,530	2,326	—	2,326
Sundry creditors - domestic	2,310	188	2,498	2,009	143	2,152
Personnel provision	1,606	63	1,669	1,496	51	1,547
Provision for sundry payments	1,670	81	1,751	1,721	135	1,856
Liabilities for official agreements and rendering of payment services	1,155	0	1,155	985	—	985
Provision for retirement plan benefits (Note 26e)	0	697	697	—	721	721
Other	1,084	0	1,084	1,593	—	1,593